Operating Segments - Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue from sales of goods	€ 121,862	€ 146,222	€ 129,416
Revenue from sales of services	23,258	17,721	14,353
Changes in inventories and raw materials and consumables used	(89,582)	(107,920)	(95,503)
Employee benefits	(51,561)	(71,488)	(81,236)
Other operating expenses	(42,701)	(54,089)	(59,788)
Amortization and depreciation	(34,189)	(37,873)	(28,443)
Impairment of assets	(26,755)	(26,415)
Other income/(expense)	374	25	14,260
Operating Profit / (Loss)	(99,294)	(133,817)	(106,941)
Total Assets	239,517	353,066	483,541
Total Liabilities	270,978	290,488	333,730
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	133,000	154,843	133,133
Revenue from sales of services	23,453	18,710	16,208
Changes in inventories and raw materials and consumables used	(100,259)	(117,455)	(99,265)
Employee benefits	(51,561)	(71,488)	(81,236)
Other operating expenses	(43,990)	(55,004)	(61,578)
Amortization and depreciation	(34,189)	(37,873)	(28,443)
Impairment of assets	(26,755)	(26,415)
Other income/(expense)	374	25	14,294
Operating Profit / (Loss)	(99,927)	(134,657)	(106,887)
Total Assets	427,996	554,240	758,244
Total Liabilities	347,613	392,914	339,548
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	104,481	128,059	115,071
Revenue from sales of services	7,967	6,312	6,787
Changes in inventories and raw materials and consumables used	(71,445)	(89,941)	(81,453)
Employee benefits	(43,819)	(58,314)	(61,103)
Other operating expenses	(33,927)	(45,016)	(50,717)
Amortization and depreciation	(31,787)	(35,282)	(25,478)
Impairment of assets	(26,755)	(26,415)
Other income/(expense)	462	372	14,176
Operating Profit / (Loss)	(94,823)	(120,225)	(82,717)
Total Assets	385,692	503,360	599,950
Total Liabilities	305,363	348,507	301,341
Operating segments [member] | NORAM [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	28,180	25,423	17,042
Revenue from sales of services	15,291	11,994	8,728
Changes in inventories and raw materials and consumables used	(28,545)	(26,569)	(17,197)
Employee benefits	(7,583)	(12,902)	(19,393)
Other operating expenses	(9,877)	(9,625)	(10,318)
Amortization and depreciation	(2,401)	(2,589)	(2,755)
Other income/(expense)	(117)	(347)	119
Operating Profit / (Loss)	(5,052)	(14,615)	(23,774)
Total Assets	40,725	49,472	157,919
Total Liabilities	40,870	43,385	38,024
Operating segments [member] | APAC [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	339	1,361	1,020
Revenue from sales of services	195	404	693
Changes in inventories and raw materials and consumables used	(269)	(945)	(615)
Employee benefits	(159)	(272)	(740)
Other operating expenses	(186)	(363)	(543)
Amortization and depreciation	(1)	(2)	(210)
Other income/(expense)	29		(1)
Operating Profit / (Loss)	(52)	183	(396)
Total Assets	1,579	1,408	375
Total Liabilities	1,380	1,022	183
Consolidated adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	(11,138)	(8,621)	(3,717)
Revenue from sales of services	(195)	(989)	(1,855)
Changes in inventories and raw materials and consumables used	10,677	9,535	3,762
Other operating expenses	1,289	915	1,790
Other income/(expense)			(34)
Operating Profit / (Loss)	633	840	(54)
Total Assets	(188,479)	(201,174)	(274,703)
Total Liabilities	€ (76,635)	€ (102,426)	€ (5,818)